Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee approves granting annual equity awards on approximately the same date each year. Equity awards are not granted when the Company has material nonpublic information, and the Company does not time the disclosure of material nonpublic information (“MNPI”) for the purpose of affecting the value of executive compensation.
During fiscal 2024, the Company did not grant stock options to any NEO during any period beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company current report on Form 8-K that disclosed any MNPI.

Award Timing Method	The Compensation Committee approves granting annual equity awards on approximately the same date each year.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Equity awards are not granted when the Company has material nonpublic information, and the Company does not time the disclosure of material nonpublic information (“MNPI”) for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false